Income Taxes - Summary Of Components Of Pretax Income (Loss) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States	$ (33.5)	$ 20.4	$ (26.4)
International	38.9	(9.2)	8.5
Pre Income Tax Expense Benefit	$ 5.4	$ 11.2	$ (17.9)